Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 290,011	$ 392,667
Short-term investments	130,817	184,036
Accounts receivable, net of allowance for doubtful accounts of $7,255 and $8,847 in 2015 and 2014, respectively	273,853	265,231
Income taxes receivable	26,940	29,312
Inventories, net	136,586	132,276
Prepaid expenses and other current assets	70,339	113,771
Deferred income taxes	33,068	31,457
Total current assets	961,614	1,148,750
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $409,634 and $392,563 in 2015 and 2014, respectively	442,944	428,093
Goodwill	1,875,698	1,887,963
Intangible assets, net of accumulated amortization of $827,084 and $726,273 in 2015 and 2014, respectively	636,421	726,914
Deferred income taxes	2,036	4,298
Other long-term assets (of which $7,472 in 2015 due from related parties)	270,965	258,354
Total long-term assets	3,228,064	3,305,622
Total assets	4,189,678	4,454,372
Current liabilities:
Current portion of long-term debt (of which $130,451 in 2014 due to related parties)	0	131,119
Accounts payable	52,306	46,124
Accrued and other liabilities (of which $3,884 in 2014 due to related parties)	192,069	224,203
Income taxes payable	21,515	28,935
Deferred income taxes	2,463	1,245
Total current liabilities	268,353	431,626
Long-term liabilities:
Long-term debt, net of current portion	1,059,587	1,040,960
Deferred income taxes	75,726	117,264
Other liabilities	224,058	206,523
Total long-term liabilities	$ 1,359,371	$ 1,364,747
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	$ 0	$ 0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued — 239,707 shares in 2015 and 2014	2,812	2,812
Additional paid-in capital	1,741,167	1,823,171
Retained earnings	1,227,509	1,125,686
Accumulated other comprehensive loss	(259,156)	(134,735)
Less treasury shares, at cost—6,702 and 7,684 shares in 2015 and 2014, respectively	(152,412)	(167,190)
Equity attributable to the owners of QIAGEN N.V.	2,559,920	2,649,744
Noncontrolling interest	2,034	8,255
Total equity	2,561,954	2,657,999
Total liabilities and equity	$ 4,189,678	$ 4,454,372